Assumed Common Stock Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 13, 2021	Feb. 12, 2021	Dec. 31, 2020
Class Of Warrant Or Right [Line Items]
Warrants outstanding			18,149,989
Non-cash change in fair value of assumed common stock warrant liabilities			$ 581,863
Private Placement and Working Capital Warrants Redemption Starting July 30, 2021
Class Of Warrant Or Right [Line Items]
Warrants redemption price per share			$ 0.01
Number of trading days			20 days
Number of trading days ending on third business day			30 days
Minimum share price required for redemption of warrants			$ 18.00
Private Placement and Working Capital Warrants
Class Of Warrant Or Right [Line Items]
Warrants sold			6,575,000
Warrant exercise price			$ 11.50
Warrant issued in connection with the closing of business combination			75,000
Private Placement and Working Capital Warrants Commencing September 28, 2021
Class Of Warrant Or Right [Line Items]
Warrants redemption price per share			$ 0.10
Number of days after written notice of redemption			30 days
Private Placement and Working Capital Warrants Commencing September 28, 2021 | Minimum
Class Of Warrant Or Right [Line Items]
Number of trading days			30 days
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding			11,499,989
Warrant exercise price			$ 11.50
Public Warrants | Subsequent Event
Class Of Warrant Or Right [Line Items]
Public warrants exercisable date	Mar. 05, 2021	Jun. 30, 2021
Warrant exercisable number of shares	1
Share price	$ 11.50
Public Warrants
Class Of Warrant Or Right [Line Items]
Warrants sold			11,499,989
Warrant exercise price			$ 11.50